Certain risks and concentration	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Certain risks and concentration
3	Certain risks and concentration

(a)	PRC regulations

The Chinese market in which the Company operates poses certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Company to engage in online marketing businesses through contractual arrangements in the PRC since the internet and marketing services industries remain regulated. The Company conducts certain of its operations in China through its variable interest entity, which it consolidates as a result of a series contractual arrangements enacted. Though the PRC has, since 1978, implemented a wide range of market-oriented economic reforms, continued reforms and progress towards a full market-oriented economy are uncertain. In addition, the telecommunication, information, and media industries remain highly regulated. Restrictions are currently in place and are unclear with respect to which segments of these industries foreign owned entities, like the Company, may operate. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate areas such as telecommunication, information and media. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC. There are uncertainties regarding the interpretation and application of current and future PRC laws, rules and regulations, including but not limited to the laws, rules and regulations governing the validity and enforcement of the contractual arrangements with consolidated VIE. The Company believes that the structure for operating its business in China (including the ownership structure and the contractual arrangements with the consolidated VIE is in compliance with all applicable existing PRC laws, rules and regulations, and does not violate, breach, contravene or otherwise conflict with any applicable PRC laws, rules or regulations. However, the Company cannot assure that the PRC regulatory authorities will not adopt any new regulation to restrict or prohibit foreign investments in the online marketing business through contractual arrangements in the future or that it will not determine that the ownership structure and contractual arrangements violate PRC laws, rules or regulations. If the Company and its consolidated VIE are found to be in violation of any existing or future PRC laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including:

•	revoking the business licenses of such entities;

•	discontinuing or restricting the conduct of any transactions between the Company’s PRC subsidiaries and the OptAim VIE;

•	imposing fines, confiscating the income of the OptAim VIE or the Company’s PRC subsidiaries, or imposing other requirements with which the Company or its PRC subsidiaries and consolidated VIEs may not be able to comply;

•	requiring the Company to restructure its ownership structure or operations, including terminating the contractual arrangements with OptAim VIE and deregistering the equity pledges of OptAim VIE, which in turn would affect its ability to consolidate, derive economic interests from, or exert effective control over OptAim VIE; or

•	restricting or prohibiting its use of the proceeds of any offering to finance its business and operations in China.

If the imposition of any of these penalties precludes the Company from operating its business, it would no longer be in a position to generate revenue or cash from it. If the imposition of any of these penalties causes the Company to lose its rights to direct the activities of its consolidated VIEs or its rights to receive its economic benefits, the Company would no longer be able to consolidate these entities, and its financial statements would no longer reflect the results of operations from the business conducted by VIEs except to the extent that the Company receives payments from VIEs under the contractual arrangements. Either of these results, or any other significant penalties that might be imposed on the Company in this event, would have a material adverse effect on its financial condition and results of operations. Nevertheless, the laws and regulations that imposed restrictions on foreign ownership in advertising companies, including the Administrative Provisions on Foreign-Invested Advertising Enterprises were abolished in June 2015. To the extent any current or future business of OptAim VIE can be directly operated by the Company’s wholly owned subsidiaries under PRC law, the Company is in the process of transferring such business to the Company’s wholly owned subsidiaries. The Company expects that by the end of 2018, OptAim WFOE will replace OptAim VIE and its subsidiary as contracting party for their businesses that are operated by OptAim VIE and its subsidiary.

On January 19, 2015, the Ministry of Commerce of the PRC, or (the “MOFCOM”) released on its Website for public comment a proposed PRC law (the “Draft FIE Law”) that appears to include VIEs within the scope of entities that could be considered to be foreign invested enterprises (or “FIEs”) that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control”. If the Draft FIE Law is passed by the People’s Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to reach the Group’s VIE arrangement, and as a result the Group’s VIE could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of foreign invested enterprises entities where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens.

The Draft FIE Law does not make clear how “control” would be determined for such purpose, and is silent as to what type of enforcement action might be taken against existing VIEs that operate in restricted industries and are not controlled by entities organized under PRC law or individuals who are PRC citizens. If a finding were made by PRC authorities under the Draft FIE Law if it becomes effective, that the Company’s operation of certain of its operations and businesses through VIE violates the Draft FIE Law, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses may require the Company to take various actions as discussed in the paragraph above. The Group’s management considers the possibility of such a finding by PRC regulatory authorities under the Draft VIE law, if it becomes effective, to be remote.

OptAim VIE holds assets that are important to the operation of the Group’s business, including patents for proprietary technology and trademarks. If OptAim VIE falls into bankruptcy and all or part of its assets become subject to liens or rights of third-party creditors, the Group may be unable to conduct major part of its business activities in China, which could have a material adverse effect on the Group’s future financial position, results of operations or cash flows. However, the Group believes this is a normal business risk many companies face. The Group will continue to closely monitor the financial conditions of OptAim VIE.

OptAim VIE’s assets comprise both recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include leasehold improvements, computers and network equipment and self-developed computer software which are recognized in the Company’s consolidated balance sheet. The unrecognized revenue-producing assets mainly consist of patents, trademarks and assembled workforce which are not recorded in the financial statements of OptAim VIE as it did not meet the recognition criteria set in ASC 350-30-25.

The following financial information of the OptAim VIE and its subsidiary excluding the intercompany items with the Company’s subsidiaries was included in the accompanying financial statements as of December 31, 2016 and 2017 and for the years ended December 31, 2015, 2016 and 2017:

	As of December 31,
	2016	2017
Assets
Current assets
Cash and cash equivalents	1,046	1,585
Accounts receivable, net	8,129	5,553
Other current assets	17,761	552

Total current assets	26,936	7,690

Non-current assets
Property and equipment, net	36	14
Other non-current assets	163	163

Total non-current assets	199	177

Total assets	27,135	7,867

Liabilities
Current liabilities
Accounts payable	28	29
Deferred revenue	11,878	5,986
Accrued liabilities and other current liabilities	404	804

Total current liabilities	12,310	6,819

Total liabilities	12,310	6,819

	For the years ended December 31,
	2015	2016	2017
Net revenues	11,653	52,215	25,302
Net (loss)/profit	(172)	(322)	1,646

	For the years ended December 31,
	2015	2016	2017
Net cash (used in)/provided by operating activities	(1,144)	1,043	539
Net cash used in investing activities	(19)	(3)	—

Net (decrease)/increase in cash and cash equivalents	(1,163)	1,040	539

In accordance with the VIE arrangements, the Group has the power to direct activities of the OptAim VIE, and can have assets transferred out of the OptAim VIE. Therefore, the Group considers that there is no assets of the OptAim VIE can be used only to settle their obligations.

(b)	Foreign exchange risk

Assets and liabilities of non-US$ functional currency entities are translated into US$ using the applicable exchange rates at the balance sheet date. Items in the statements of comprehensive loss are translated into US$ using the average exchange rate during the period. Equity accounts were translated at their historical exchange rates. The resulting translation adjustments are accumulated as a component of accumulated other comprehensive income on the consolidated statements of shareholders’ deficit.

Certain of the Group’s operating activities are transacted in Renminbi (“RMB”), which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China.

The revenues and expenses of the Group’s subsidiaries and the VIE in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies, and remittances of foreign currencies into the PRC and exchange of foreign currencies into RMB require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

Certain of the Group’s operating activities are transacted in Hong Kong Dollars (“HK$”). Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Group considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ is not significant as HK$ is pegged to US$.

(c)	Fair value measurement

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Company applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The estimated fair values of the Company’s financial assets and liabilities classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Fair value measurements using
	Total fair value	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
As of December 31, 2016
Cash and cash equivalents	27,280	27,280	—	—
Restricted cash	5,234	5,234	—	—
Bank borrowings	12,982	—	12,982	—
Derivative liabilities	60,525	—	—	60,525

As of December 31, 2017
Cash and cash equivalents	19,401	19,401	—	—
Time deposit	25,000	25,000	—	—
Bank borrowings	10,486	—	10,486	—
(d)	Concentration risk

(i)	Concentration of revenues

For the year ended December 31, 2017, no individual customer accounted for more than 10% of the net revenues. For the year ended December 31, 2016, two customers accounted for 18% and 11% of the net revenues, respectively. No individual customer accounted for more than 10% of the net revenues for the year ended December 31, 2015.

(ii)	Concentration of accounts receivable

The Group has not experienced any significant recoverability issue with respect to its accounts receivable. The Group conducts credit evaluations on its customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

As of December 31, 2016 and 2017, no individual customer accounted for more than 10% of the consolidated accounts receivable. The top 10 accounts receivable accounted for 39% and 42% of the consolidated accounts receivable as of December 31, 2016 and 2017, respectively.

(iii)	Credit risk

As of December 31, 2016 and 2017, substantially all of the Group’s cash and cash equivalents were placed with financial institutions in Hong Kong and the PRC. Management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions’ reputations, track records, and reported reserves. Management expects that any additional institutions that the Group uses for its cash and bank deposits will be chosen with similar criteria for soundness. The balances in the PRC are not insured since it is not a market practice in the PRC. Nevertheless under the PRC law, it is required that a commercial bank in the PRC that holds third party cash deposits should maintain a certain percentage of total customer deposits taken in a statutory reserve fund for protecting the depositors’ rights over their interests in deposited money. PRC banks are subject to a series of risk control regulatory standards; PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis. The Group believes that it is not exposed to unusual risks as these financial institutions are PRC banks with high credit quality. The Group had not experienced any losses on its deposits of cash and cash equivalents during the years ended December 31, 2015, 2016 and 2017 and believes that its credit risk to be minimal.